Retirement Plan (Details Narrative) - 401(k) Plan [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Contributions description			Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals		Additionally, the Company is required to make matching contributions of 100% up to 3% and 50% of the next 2% of total compensation for those employees making salary deferral
Maximum annual contributions per employee, amount	$ 17,106	$ 35,954	$ 43,927	$ 70,763	$ 134,534	$ 139,870